Business Combinations (Policies)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Business Combinations

Accounting Policies, Estimates and Judgments

  Consideration is measured at the aggregate of the fair values of assets transferred, liabilities incurred or assumed, and equity instruments issued in exchange for control of the acquiree at the acquisition date.
  Identifiable assets acquired and liabilities assumed are generally measured at fair value.
  The excess of total consideration for each acquisition plus non-controlling interest in the acquiree, over the fair value of the identifiable net assets acquired, is recorded as goodwill.
  For each business combination, we elect to measure the non-controlling interest in the acquired entity either at fair value or at the proportionate share of the acquiree’s identifiable net assets.

Judgment is required to determine which entity is the acquirer in a merger of equals. In identifying PotashCorp as the acquirer in the Merger, we considered the voting rights of all equity instruments, the intended corporate governance structure of the combined company, the intended composition of senior management of the combined company and the size of each of the companies. In assessing the size of each of the companies, we evaluated various metrics. No single factor was the sole determinant in the overall conclusion that PotashCorp was the acquirer for accounting purposes in the Merger; rather, all factors were considered in arriving at the conclusion.

Purchase price allocation involves judgment in identifying assets acquired and liabilities assumed, and estimation of their fair values. To determine fair values, we used quoted market prices or widely accepted valuation techniques as described below. Key assumptions include discount rates and revenue growth rates specific to the acquired assets or liabilities assumed. We performed a thorough review of all internal and external sources of information available on circumstances that existed at the acquisition date. We also engaged independent valuation experts on certain acquisitions to assist in determining the fair value of certain assets acquired and liabilities assumed and related deferred income tax impacts.

Asset	Ruralco	Merger	Other Acquisitions	Valuation Technique and Judgments Applied
Property, plant and equipment	X	X	X

Market approach for land and certain types of personal property:  sales comparison that measures the value of an asset through an analysis of sales and offerings of comparable assets.

Replacement costs for all other depreciable property, plant and equipment: measures the value of an asset by estimating the costs to acquire or construct comparable assets and adjusts for age and condition of the asset.

Other intangible assets	X	X	X

Income approach – multi-period excess earnings method: measures the value of an asset based on the present value of the incremental after-tax cash flows attributable to the asset after deducting contributory asset charges (“CACs”). Allocation of CACs is a matter of judgment and based on the nature of the acquired businesses’ operations and historical trends.

We considered several factors in determining the fair value of customer relationships, such as customers’ relationships with the acquired company and its employees, the segmentation of customers, historical customer attrition rates and revenue growth. Segmenting customers is a matter of judgment and includes factors such as the size of the customer and customer behavior patterns.

Long-term debt		X		Comparable debt instruments with similar maturities, adjusted where necessary to the acquired company’s credit spread, based on information published by financial institutions.
Asset retirement obligations and accrued environmental costs		X

Decision-tree approach of future costs and a risk premium to capture the compensation sought by risk-averse market participants for bearing the uncertainty inherent in the cash flows of the liability. We expect asset retirement obligations for phosphate sites to be paid over the next 68 years, while we expect asset retirement obligations for potash and nitrogen sites to be paid subsequently.

We expect accrued environmental costs – discounted using a credit adjusted risk-free rate – to be paid over the next 30 years.

Operating Segments

Operating Segments

We identified the Executive Leadership Team (“ELT”), comprised of officers at the Executive Vice President level and above, as the Chief Operating Decision Maker (“CODM”). The CODM uses net earnings (loss) before finance costs, income taxes, and depreciation and amortization (“EBITDA”) to measure performance and allocate resources to the operating segments. The CODM considers EBITDA a meaningful measure because it is not impacted by long-term investment and financing decisions, but rather focuses on the performance of our day-to-day operations.

In 2019, the CODM reassessed our product groupings and decided to evaluate the performance of ammonium sulfate as part of the Nitrogen segment, rather than the Phosphate and Sulfate segment, as previously reported in our 2018 annual consolidated financial statements. Comparative amounts for the Nitrogen and Phosphate segments were restated. For the year ended December 31, 2018, Nitrogen reflected increases of $121, $40, and $53 in sales, gross margin and EBITDA, respectively, and $377 in assets, with corresponding decreases in Phosphate. In addition, the “Others” segment was renamed to “Corporate and Others”.

Judgment is used in determining the composition of the reportable segments based on factors including risks and returns, internal organization, and internal reports reviewed by the CODM.

Certain expenses are allocated across segments based on reasonable considerations such as production capacities or historical trends.

Revenue

Revenue

We recognize revenue when we transfer control over a good or service to a customer.

Transfer of Control for	Retail	Potash, Nitrogen and Phosphate
Sale of Goods	At the point in time when the product is purchased at our Retail farm center or delivered and accepted by customers at their premises.	At the point in time when the product is loaded for shipping or delivered to the customer.
Services	Over time as the promised service is rendered.	Over time as the promised service is rendered.

For transactions in which we act as an agent rather than the principal, revenue is recognized net of any commissions earned. The relating commissions are recognized as the sales occurred or as unconditional contracts are signed.

Retail

Retail revenue is generated primarily from sales of the following:

Crop nutrients	Dry and liquid macronutrient products including potash, nitrogen and phosphate, proprietary liquid micronutrient products and nutrient application services.
Crop protection products	Various third-party supplier and proprietary products designed to maintain crop quality and manage plant diseases, weeds, and other pests.
Seed	Various third-party supplier seed brands and proprietary seed product lines.
Merchandise	Fencing, feed supplements, livestock-related animal health products, storage and irrigation equipment, and other products.
Services and other revenues	Product application, soil and leaf testing, crop scouting and precision agriculture services, water services, financial services and livestock marketing.

Provisions for returns, trade discounts and rebates are deducted from sales revenue.

Potash, Nitrogen and Phosphate

Our sales revenue is recorded and measured based on the “freight on board” mine, plant, warehouse or terminal price specified in the contract (except for certain vessel sales or specific product sales that are shipped and recorded on a delivered basis), which reflects the consideration we expect to be entitled to in exchange for the goods or services, net of any variable consideration (e.g., any trade discounts or estimated volume rebates). Where customer contracts include volume rebates, we estimate revenue at the earlier of the most likely amount of consideration we expect to receive or when it is highly probable that a significant reversal will not occur. Our customer contracts may provide certain product quality specification guarantees but do not generally provide for refunds or returns.

Sales prices are based on North American and International benchmark market prices which are variable and subject to global supply and demand and other market factors.

	Potash	Nitrogen	Phosphate
Products	North American – primarily granular Offshore (international) – primarily granular and standard	Ammonia, urea, urea ammonium nitrate, industrial grade ammonium nitrate and ammonium sulfate	Solid fertilizer, liquid fertilizer, industrial products and feed products
Sales prices impacted by
  North American prices referenced at delivered prices (including transportation and distribution costs)
  International prices referenced at the mine site (excluding transportation and distribution costs)
		Global energy costs and supply	Global prices and supplies of ammonia and sulfur

Other

We do not provide general warranties. Intersegment sales are made under terms that approximate market value. Transportation costs are generally recovered from the customer through sales pricing.

We elected to use the practical expedient related to the adjustment of the promised consideration for the effects of a significant financing component as the expected period between when control over a promised good or service is transferred and when the customer pays for that good or service is less than 12 months.

Seasonality in our business results from increased demand for products during planting season. Crop input sales are generally higher in spring and fall crop input application seasons. Crop nutrient inventories are normally accumulated leading up to each application season. Our cash collections generally occur after the application season is complete, while customer prepayments made to us are typically concentrated in December and January and inventory prepayments paid to our vendors are typically concentrated in the period from November to January. Feed and industrial sales are more evenly distributed throughout the year.

For product sales with volume rebates, revenue is recognized to the extent that it is highly probable that significant reversals will not occur using the most likely method and accumulated experience.

Returns and incentives are estimated based on historical and forecasted data, contractual terms and current conditions. Due to the nature of goods and services sold, any single estimate would have only a negligible impact on revenue.

Income Taxes

Accounting Policies, Estimates and Judgments

We operate in a specialized industry and in several tax jurisdictions. As a result, our earnings are subject to various rates of taxation. Taxation on items recognized in the consolidated statements of earnings, other comprehensive income (“OCI”) or contributed surplus is recognized in the same location as those items.

Taxation on earnings (loss) is comprised of current and deferred income tax.

Current income tax is	Deferred income tax is
  the expected tax payable on the taxable earnings for the year, calculated using rates enacted or substantively enacted at the dates of the consolidated balance sheets in the countries where our subsidiaries and equity-accounted investees operate and generate taxable earnings, and inclusive of any adjustment to income tax payable or recoverable in respect of previous years.

  recognized using the liability method,
  based on temporary differences between carrying amounts of assets and liabilities and their respective income tax bases, and determined using tax rates that have been enacted or substantively enacted by the dates of the consolidated balance sheets and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.

Uncertain income tax positions are accounted for using the standards applicable to current income tax liabilities and assets (i.e., both liabilities and assets are recorded when probable and measured at the amount expected to be paid to (or recovered from) the taxation authorities using our best estimate of the amount).

Deferred income tax is not accounted for

  with respect to investments in subsidiaries and equity-accounted investees where we are able to control the reversal of the temporary difference and that difference is not expected to reverse in the foreseeable future; and
  if arising from initial recognition of an asset or liability in a transaction, other than a business combination, that at the time of the transaction affects neither accounting nor taxable profit or loss.

The realized and unrealized excess tax benefits from share-based compensation arrangements are recognized in contributed surplus as current and deferred tax, respectively.

Deferred income tax assets are reviewed at each balance sheet date and amended to the extent that it is no longer probable that the related tax benefit will be realized.

Income tax assets and liabilities are offset when

Current income taxes	Deferred income taxes
we have a legally enforceable right to offset the recognized amounts [1], and the intention to settle on a net basis or realize the asset and settle the liability simultaneously.
  we have a legally enforceable right to set off current tax assets against current tax liabilities, and they relate to income taxes levied by the same taxation authority on either: 1) the same taxable entity; or 2) different taxable entities intending to settle current tax liabilities and assets on a net basis, or realize assets and settle liabilities simultaneously in each future period. [2]

1  For income taxes levied by the same taxation authority and the authority permits us to make or receive a single net payment or receipt.

2  In which significant amounts of deferred tax liabilities or assets expected are to be settled or recovered.

Estimates and judgments to determine our taxes are impacted by the breadth of our operations, and
  global complexity of tax regulations.

The final taxes paid, and potential adjustments to tax assets and liabilities, are dependent upon many factors including:

  negotiations with taxation authorities in various jurisdictions;
  outcomes of tax litigation; and
  resolution of disputes arising from federal, provincial, state and local tax audits.

Estimates and judgments are used to recognize the amount of deferred tax assets, which includes the probability that future taxable profit will be available to use deductible temporary differences, and could be reduced if projected earnings are not achieved or increased if earnings previously not projected become probable.

Discontinued Operations

Accounting Policies

Discontinued operations represent a component of our business that either has been disposed of, or is classified as held for sale, and represents a separate major line of business or geographic area of operations or is a part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations.

Our significant policies include:

  cessation of equity accounting for associates and joint ventures at the date the investments were classified as held for sale;
  measurement of assets at the lower of carrying amount and fair value less costs to sell, with the exception of financial assets measured at fair value through other comprehensive income (“FVTOCI”); and
  dividends received are recorded on the consolidated statements of earnings.

Financial Instruments and Related Risk Management

Accounting Policies

Financial instruments are classified and measured as follows:

	Fair Value Through Profit or Loss (“FVTPL”)	Fair Value Through Other Comprehensive Income (“FVTOCI”)	Financial Assets and Liabilities at Amortized Cost [1]
Instrument type	Cash and cash equivalents and derivatives	Equity investments not held for trading	Receivables, short-term debt, payables and accrued charges, long-term debt, other long-term debt instruments
Measurement	Fair value	Fair value	Amortized cost
Fair value gains and losses	Profit or loss	OCI [2]	–
Interest and dividends	Profit or loss	Profit or loss	Profit or loss: effective interest rate
Impairment of assets	–	–	Profit or loss
Foreign exchange	Profit or loss	OCI	Profit or loss
Transaction costs	Profit or loss	OCI	Included in cost of instrument

1  Amortized cost is applied if the objective of the business model for the instrument or group of instruments is to hold the asset to collect the contractual cash flows and the contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest.

2  For equity investments not held for trading, we may make an irrevocable election at initial recognition to recognize changes in fair value through OCI rather than profit or loss.

Financial instruments are recognized at trade date when we commit to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flow from the investments have expired or we have transferred them, and all the risks and rewards of ownership have been substantially transferred.

Derivatives are used to lock in commodity prices and exchange rates. For designated and qualified cash flow hedges:

  the effective portion of the change in the fair value of the derivative is accumulated in OCI;
  when the hedged forecast transaction occurs, the related gain or loss is removed from AOCI and included in the cost of inventory;
  the hedging gain or loss included in the cost of inventory is recognized in earnings when the product containing the hedged item is sold or becomes impaired; and
  the ineffective portions of hedges are recorded in net earnings in the current period.

We also assess whether the natural gas swaps used in hedging transactions are expected to be or were highly effective, both at the hedge’s inception and on an ongoing basis, in offsetting changes in fair values of hedged items. Hedge effectiveness related to our New York Mercantile Exchange (“NYMEX”) natural gas hedges is assessed on a prospective and retrospective basis using regression analyses. In 2018, our Alberta Energy Company (“AECO”) natural gas hedges were assessed using a qualitative assessment. Potential sources of ineffectiveness are changes in timing of forecast transactions, changes in volume delivered or changes in our credit risk or the counterparty.

Net investment hedges relating to the commitment to purchase a foreign operation:

  are considered a non-financial item and are accounted for similar to a cash flow hedge; and
  the gain or loss from the hedging instrument is deferred in OCI and subsequently recorded as an adjustment to goodwill when the business combination occurs.

Financial assets and financial liabilities are offset and the net amount is presented in the consolidated balance sheets when we:

  currently have a legally enforceable right to offset the recognized amounts; and
  intend either to settle on a net basis, or to realize the assets and settle the liabilities simultaneously.

Receivables

Accounting Policies, Estimates and Judgments

Receivables from customers are recognized initially at fair value and subsequently measured at amortized cost less allowance for expected credit losses of receivables from customers. We estimate losses on receivables based on known troubled accounts and historical experience of losses incurred using the lifetime expected credit loss method, which represents the expected credit loss that will result from all possible default events over the expected life of a financial instrument. To determine the expected credit losses, receivables from customers have been grouped based on geography, days past due and/or customer credit risk profile. Receivables are considered to be in default and are written off against the allowance when it is probable that all remaining contractual payments due will not be collected in accordance with the terms of the agreement. Subsequent recoveries of amounts previously written off are credited to the consolidated statements of earnings.

Vendors may offer various incentives to purchase products for resale. Vendor rebates and prepay discounts are accounted for as a reduction of the prices of the suppliers’ products. Rebates based on the amount of materials purchased reduce cost of goods sold as inventory is sold. Rebates earned based on sales volumes of products are offset to cost of goods sold.

Rebates that are probable and can be reasonably estimated are accrued. Rebates that are not probable or estimable are accrued when certain milestones are achieved.

Determining when there is no reasonable expectation of recovering the amounts requires judgment.

Estimation of rebates can be complex in nature as vendor arrangements are diverse. The amount of the accrual is determined by analyzing and reviewing historical trends to apply negotiated rates to estimated and actual purchase volumes. Estimated amounts accrued throughout the year could also be impacted if actual purchase volumes differ from projected volumes.

Inventories

Accounting Policies, Estimates and Judgments

Inventories are valued monthly at the lower of cost and net realizable value. Costs are allocated to inventory using the weighted average cost method and include: direct acquisition costs, direct costs related to units of production and a systematic allocation of fixed and variable production overhead, as applicable.

Net realizable value is based on

Products and raw materials	Materials and supplies
selling price of the finished product (in ordinary course of business) less the estimated costs of completion and estimated costs to make the sale.	replacement cost.

A writedown is recognized if the carrying amount exceeds net realizable value and may be reversed if the circumstances which caused it no longer exist.

Various factors impact our estimates of net realizable value, including inventory levels, forecasted prices of key production inputs, global nutrient capacities, and crop price trends.

Property, Plant and Equipment

Accounting Policies, Estimates and Judgments

Owned Property, Plant and Equipment

Property, plant and equipment are carried at cost less accumulated depreciation and any recognized impairment loss.

Cost includes all expenditures directly attributable to bringing the asset to the location and installing it in working condition for its intended use, including:

  additions to, and betterments and renewals of, existing assets;
  borrowing costs incurred during construction using a capitalization rate based on the weighted average interest rate of our outstanding debt; and
  a reduction for income derived from the asset during construction.

Each component of an item of property, plant and equipment with a cost that is significant in relation to the item’s total cost is depreciated separately. When the cost of replacing part of an item of property, plant and equipment is capitalized, the carrying amount of the replaced part is derecognized. The cost of major inspections and overhauls is capitalized and depreciated over the period until the next major inspection or overhaul. Maintenance and repair expenditures that do not improve or extend productive life are expensed in the period incurred.

Environmental costs related to current operations are also capitalized if:

  property life is extended,
  capacity is increased,
  contamination from future operations is mitigated or prevented, or the expenditure is related to legal or constructive asset retirement obligations.

Judgment involves determining:

  costs, including income or expenses derived from an asset under construction, that are eligible for capitalization;
  timing to cease cost capitalization, generally when the asset is capable of operating in the manner intended by management, but also considering the circumstances and the industry in which the asset is to be operated, normally predetermined by management with reference to such factors as productive capacity;
  the appropriate level of componentization (for individual components for which different depreciation methods or rates are appropriate);
  repairs and maintenance that qualify as major inspections and overhauls; and
  useful life over which such costs should be depreciated.

Certain property, plant and equipment directly related to the Potash, Nitrogen and Phosphate segments are depreciated using the units-of-production method based on the shorter of estimates of reserves or service lives. Pre-stripping costs are depreciated on a units-of-production basis over the ore mined from the mineable acreage stripped. Land is not depreciated. The remaining assets are depreciated on a straight-line basis.

Estimated useful lives, expected patterns of consumption, depreciation method and residual values are reviewed at least annually with the effect of any changes in estimate being accounted for on a prospective basis.

Uncertainties are inherent in estimating reserve quantities, particularly as they relate to assumptions regarding future prices, the geology of our mines, the mining methods used, and the related costs incurred to develop and mine reserves. Changes in these assumptions could result in material adjustments to reserve estimates, which could result in impairments or changes to depreciation expense in future periods.

Leased Property, Plant and Equipment

A contract is a lease or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange for consideration. Leases are recognized as right-of-use (“ROU”) assets and corresponding liabilities at the date at which a leased asset is available for use. Lease payments are allocated between finance costs, calculated using the effective interest method, and a reduction of the liability. ROU assets are depreciated over the shorter of the asset's useful life and the lease term on a straight-line basis.

Our major categories of assets leased are:

  railcars and marine vessels used to transport product to customers;
  real estate used as office space, storage and distribution; and
  mobile equipment primarily used to deliver and apply product and to meet with customers.

Railcars are utilized in North America and include general service and high-pressure tank cars and general-purpose hopper cars. Railcars are sourced from multiple suppliers and terms vary by lease agreement. For railcars required in our operations, we have a history of renegotiating new leases at termination of existing leases. Marine vessels include ocean-going vessels used to transport ammonia from our nitrogen facilities in Trinidad to our customers. We lease real estate across our operations consisting of office space and product storage and distribution sites. Real estate leases have varying terms by location and use of the property, and are normally renewable at market rates. Most storage and distribution leases do not convey a right to use a specific identified space and accordingly these are not classified as leases under IFRS 16 and are expensed as incurred. Our Retail segment leases a fleet of motor vehicles and product application equipment and other transportation equipment. Motor vehicle leases primarily have a 50-month initial term and are renewable annually thereafter. We expect to renew all our Retail motor vehicle leases for substantially all of the useful life of the equipment.

We seek to maximize operational flexibility in managing our leasing activities by including extension options when negotiating new leases. Extension options are exercisable at our option and not by the lessors. In determining if a renewal period should be included in the lease term, we consider all relevant factors that create an economic incentive for us to exercise a renewal, including the location of the asset, the availability of suitable alternatives, the significance of the asset to operations, and our business strategy.

Lease agreements do not contain significant covenants; however, leased assets may be used as security for lease liabilities and other borrowings.

ROU assets are measured at cost, less any impairments, including:

  the initial measurement of lease liability (see Note 21);
  any lease payments made at or before the commencement date less any lease incentives received;
  any initial direct costs; and
  an estimate of costs, if any, to be incurred by us in restoring the underlying asset to the condition required by the terms and conditions of the lease.

Liabilities arising from a lease are initially measured as the net present value of the future lease payments, including:

  fixed payments (including in-substance fixed payments), less any lease incentives;
  variable lease payments that are based on an index or a rate;
  amounts expected to be payable under residual value guarantees;
  the exercise price of a purchase option if we are reasonably certain to exercise that option; and
  payments of penalties for terminating the lease, if the lease term reflects us exercising that option.

In recording ROU assets and related liabilities at inception of a lease, lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be determined, an incremental borrowing rate is used, being a rate that we would have to pay to borrow the funds required to obtain a similar asset, adjusted for term, security, asset value and the borrower’s economic environment.

The carrying amount of ROU assets and lease liabilities is remeasured if there is a modification of the lease, a change in the lease term, a change in the in-substance fixed lease payments, a change in the expected amount under a residual value guarantee or a change in the assessment to exercise a purchase, extension or termination option.

Payments for short-term leases and leases of low-value assets are expensed on a straight-line basis. Short-term leases are leases with a lease term of 12 months or less that do not contain a purchase option. Low-value assets generally comprise IT equipment and office furniture.

Judgment is required to determine whether a contract or arrangement includes a lease and if it is reasonably certain that an extension option will be exercised.

Estimation is used to determine the useful lives of ROU assets, the lease term and the appropriate discount rate applied to the lease payments to calculate the lease liability.

Goodwill and Other Intangible Assets

Accounting Policies, Estimates and Judgments

Goodwill is carried at cost, is not amortized, and represents the excess of the cost of an acquisition over the fair value of the Company’s share of the net identifiable assets of the acquired subsidiary at the date of acquisition. Other intangible assets are generally measured at cost less accumulated amortization and any accumulated impairment losses.

Goodwill is allocated to CGUs or groups of CGUs for impairment testing based on the level at which it is monitored by management, and not at a level higher than an operating segment. The allocation is made to those CGUs or groups of CGUs expected to benefit from the business combination in which the goodwill arose.

Judgment is applied in determining when expenditures are eligible for capitalization as intangible assets.

Estimation is applied to determine expected useful lives used in the straight-line amortization of intangible assets with finite lives. Useful lives are reviewed, and adjusted if appropriate, at least annually.

Asset Retirement Obligations and Accrued Environmental Costs

Accounting Policies, Estimates and Judgments

Provisions are:

  measured at the present value of the cash flow expected to be required to settle the obligation; and
  reviewed at the end of each reporting period for any changes, including the discount rate, foreign exchange rate and amount or timing of the underlying cash flows, and adjusted against the carrying amount of the provision and any related asset; otherwise, it is recognized in net earnings.

As a result of the Merger, we recognized contingent liabilities, which represent additional environmental costs that are present obligations although cash outflows of resources are not probable. These contingent liabilities are subsequently measured at the higher of the amount initially recognized and the best estimate of the discounted underlying cash flows.

Asset retirement obligations and accrued environmental costs include:

  reclamation and restoration costs at our potash and phosphate mining operations, including management of materials generated by mining and mineral processing, such as various mine tailings and gypsum;
  land reclamation and revegetation programs;
  decommissioning of underground and surface operating facilities;
  general cleanup activities aimed at returning the areas to an environmentally acceptable condition; and
  post-closure care and maintenance.

Estimates for provisions take into account the following:

  most provisions will not be settled for a number of years;
  environmental laws and regulations and interpretations by regulatory authorities could change or circumstances affecting our operations could change, either of which could result in significant changes to current plans; and
  the nature, extent and timing of current and proposed reclamation and closure techniques in view of present environmental laws and regulations.

It is reasonably possible that the ultimate costs could change in the future and that changes to these estimates could have a material effect on our consolidated financial statements.

We use appropriate technical resources, including outside consultants, to develop specific site closure and post-closure plans in accordance with the requirements of the various jurisdictions in which we operate. Other than certain land reclamation programs, settlement of the obligations is typically correlated with mine life estimates.

Investments in Equity-Accounted Investees

Investments in Equity-Accounted Investees

Investments in which we exercise significant influence (but do not control) or have joint control (as joint ventures) are accounted for using the equity method. Significant influence is the power to participate in the financial and operating policy decisions of the investee, commonly referred to as an associate.

We recognize profits on sales to Canpotex when there is a transfer of control, either at the time the product is loaded for shipping or delivered, depending on the terms of the contract.

Investments at FVTOCI

Investments at FVTOCI

The fair value of investments designated as FVTOCI is recorded in the consolidated balance sheets, with unrealized gains and losses, net of related income taxes, recorded in AOCI.

Our significant policies include the following:

  the cost of investments sold is based on the weighted average method, and unrealized gains and losses on these investments remain in OCI until the time of sale or disposal when it is transferred to retained earnings.

Investments in Equity-Accounted Investees and Investments at FVTOCI

We continuously assess our ability to exercise significant influence or joint control over our investments. Our 22 percent ownership in Sinofert does not constitute significant influence as we do not have any representation on the Board of Directors of Sinofert.

We have representation on the MOPCO Board of Directors providing significant influence over MOPCO. We recorded our share of MOPCO’s earnings on a one-quarter lag, adjusted for any material transactions for the current quarter, as the financial statements of MOPCO are not available on the date of issuance of our consolidated financial statements.

We elected to account for our investment in Sinofert as FVTOCI as it is held for strategic purposes.

Guarantees

Accounting Policies

Guarantees are not recognized in the consolidated balance sheets, but are disclosed and include contracts or indemnifications that contingently require us to make payments to the guaranteed party based on:

  changes in the underlying contract or indemnification;
  another entity’s failure to perform under an agreement; and
  failure of a third party to pay its indebtedness when due.

Pension and Other Post-Retirement Benefits

Accounting Policies, Estimates and Judgments

For employee retirement and other defined benefit plans

  accrued liabilities are recorded net of plan assets;
  costs including current and past service costs, gains or losses on curtailments and settlements, and remeasurements are actuarially determined on a regular basis using the projected unit credit method; and
  past service cost is recognized in net earnings at the earlier of i) when a plan amendment or curtailment occurs; or ii) when related restructuring costs or termination benefits are recognized.

Remeasurements, recognized directly in OCI in the period they occur, are comprised of actuarial gains and losses, return on plan assets (excluding amounts included in net interest) and the effect of the asset ceiling (if applicable).

When a plan amendment occurs before a settlement, we recognize past service cost before any gain or loss on settlement.

Defined contribution plan costs are recognized in net earnings for services rendered by employees during the period.

Estimates and judgments are required to determine discount rates, health care cost trend rates, projected salary increases, retirement age, longevity and termination rates. These assumptions are determined by management and are reviewed annually by our independent actuaries.

Our discount rate assumptions are impacted by:

  the weighted average interest rate at which each pension and other post-retirement plan liability could be effectively settled at the measurement date;
  country specific rates; and
  the use of a yield curve approach based on the respective plans’ demographics, expected future pension benefits and medical claims, payments are measured and discounted to determine the present value of the expected future cash flows. The cash flows are discounted using yields on high-quality AA-rated non-callable bonds with cash flows of similar timing where there is a deep market for such bonds. Where we do not believe there is a deep market for such bonds (such as for terms in excess of 10 years in Canada), the cash flows are discounted using a yield curve derived from yields on provincial bonds rated AA or better to which a spread adjustment is added to reflect the additional risk of corporate bonds.

Share-Based Compensation

Accounting Policies, Estimates and Judgments

For awards with performance conditions that determine the number of options or units to which employees are entitled, measurement of compensation cost is based on our best estimate of the outcome of the performance conditions. Changes to vesting assumptions are reflected in earnings immediately for compensation cost already recognized.

For plans settled through the issuance of equity

  fair value for stock options is determined on grant date using the Black-Scholes-Merton option-pricing model, and fair value for PSUs is determined on grant date by projecting the outcome of performance conditions.

For plans settled through cash, a liability is recorded based on the fair value of the awards each period.

Estimation involves determining:

  stock option-pricing model assumptions as described in the weighted average assumptions table;
  forfeiture rate for options granted based on past experience and future expectations, and adjusted upon actual vesting;
  projected outcome of performance conditions for PSUs, including the relative ranking of our total shareholder return, including expected dividends, compared with a specified peer group using a Monte Carlo simulation option-pricing model and the outcome of our synergies relative to the target; and
  the number of dividend equivalent units expected to be earned.

Contingencies

Accounting Estimates and Judgments

The following judgments are required to determine our exposure to possible losses and gains related to environmental matters and other various claims and lawsuits pending:

  prediction of the outcome of uncertain events (i.e., being virtually certain, probable, remote or undeterminable);
  determination of whether recognition or disclosure in the consolidated financial statements is required; and
  estimation of potential financial effects.

Where no amounts are recognized, such amounts are contingent and disclosure may be appropriate. While the amount disclosed in the consolidated financial statements may not be material, the potential for large liabilities exists and, therefore, these estimates could have a material impact on our consolidated financial statements.

Principles of Consolidation
Topic	Accounting Policies		Accounting Estimates and Judgments
Principles of Consolidation

These consolidated financial statements include the accounts of the Company and entities we control. We have control if we have:

  power over the investee to direct its relevant activities;
  exposure, or rights, to variable returns from involvement with the investee; and

the ability to use our power over the investee to affect the amount of our returns.

Judgment involves: assessing control, including if we have the power to direct the relevant activities of the investee; and determining the relevant activities and the party that controls them.

The existence and effect of potential voting rights that are currently exercisable or convertible are considered when assessing whether we control another entity.

Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date that control ceases.

Consideration is given to:

  voting rights;
  the relative size and dispersion of the voting rights held by other shareholders;
  the extent of participation by those shareholders in appointing key management personnel or board members;
  the right to direct the investee to enter into transactions for our benefit; and
  the exposure, or rights, to variability of returns from the Company’s involvement with the investee.

	Prinicipal (Wholly owned) Operating Subsidiaries:	Location	Principal Activity
	Potash Corporation of Saskatchewan Inc.	Canada	Mining and/or processing of crop nutrient products and corporate functions
	Agrium Inc.	Canada	Manufacturer and distributor of crop nutrients and corporate functions
	Agrium Canada Partnership	Canada	Manufacturer and distributor of crop nutrients
	Agrium Potash Ltd.	Canada	Manufacturer and distributor of crop nutrients
	Agrium U.S. Inc.	United States	Manufacturer and distributor of crop nutrients
	Cominco Fertilizer Partnership	United States	Manufacturer and distributor of crop nutrients
	Landmark Operations Ltd.	Australia	Crop input retailer
	Nutrien Ag Solutions (Canada) Inc.	Canada	Crop input retailer
	Nutrien Ag Solutions, Inc.	United States	Crop input retailer
	PCS Nitrogen Fertilizer, LP	United States	Production of nitrogen products in the United States
	PCS Nitrogen Trinidad Limited	Trinidad	Production of nitrogen products in Trinidad
	PCS Phosphate Company, Inc.	United States	Mining and/or processing of phosphate products
	Phosphate Holding Company, Inc.	United States	Mining and/or processing of phosphate products and production of nitrogen products in the United States

Intercompany balances and transactions are eliminated on consolidation

Long-Lived Asset Impairment
Long-Lived Asset Impairment

To assess impairment, assets are grouped at the smallest levels for which there are separately identifiable cash inflows that are largely independent of the cash inflows from other assets or groups of assets (this can be at the asset or CGU level).

At the end of each reporting period, we review conditions to determine whether there is any indication that an impairment exists that could potentially impact the carrying amounts of both our long-lived assets (including property, plant and equipment, and investments) to be held and used and our identifiable intangible assets and goodwill. When such indicators exist, impairment testing is performed. Regardless, goodwill is tested at least annually (in the fourth quarter).

Where impairment indicators exist for the asset or CGU:

  the recoverable amount is estimated (the higher of FVLCD and value in use);
  to assess value in use, the estimated future cash flows are discounted to their present value (using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU for which the estimates of future cash flows have not been adjusted);
  the impairment loss is the amount by which the carrying amount exceeds its recoverable amount; and
  the impairment loss is allocated first to reduce the carrying amount of any related goodwill and then pro rata to each asset in the unit (on the basis of the carrying amount).

Non-financial assets, other than goodwill, that previously suffered an impairment loss are reviewed at each reporting date for possible reversal of the impairment.

Estimates and judgment involves:

  identifying the appropriate asset or CGU;
  determining the appropriate discount rate for assessing the recoverable amount; and
  making assumptions about future sales, market conditions, terminal growth rates and cash flow forecasts over the long-term life of the assets or CGUs.

We cannot predict if an event that triggers impairment will occur, when it will occur or how it will affect reported asset amounts. Asset impairment amounts previously recorded could be affected if different assumptions were used or if market and other conditions change. Such changes could result in non-cash charges materially affecting our consolidated financial statements.

Impairments were recognized during 2019 and 2018 as shown in Note 15 and Note 16.

At December 31, 2019, we reviewed our Phosphate CGUs for impairment triggers. For our Aurora CGU, we used judgment in assessing possible indicators of impairment including expected mine life, supply and demand variables and expected benchmark prices. Based on our assessment, there were no impairment triggers. For our White Springs CGU, we identified an impairment trigger due to deteriorating price expectations and the expected remaining mine life. We completed an impairment analysis and determined that there was no impairment in excess of the $250 impairment loss previously recorded at December 31, 2017.

The following table highlights for White Springs CGU sensitivities to the recoverable amount which could result in additional impairment losses or reversals of previously recorded losses:

Fair Value Measurements
Fair Value Measurement

Fair value measurements are categorized into levels based on the degree to which inputs are observable and their significance:

  Level 1 – Unadjusted quoted prices (in active markets accessible at the measurement date for identical assets or liabilities).
  Level 2 – Quoted prices (in markets that are not active or based on inputs that are observable for substantially the full term of the asset or liability).

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall measurement.

Fair value estimates:

  are at a point-in-time and may change in subsequent reporting periods due to market conditions or other factors;
  can be determined using multiple methods, which can cause values (or a range of reasonable values) to differ; and
  may require assumptions about costs/prices over time, discount and inflation rates, defaults and other relevant variables.

Determination of the level hierarchy is based on our assessment of the lowest level input that is significant to the fair value measurement and is subject to estimation and judgment.

Restructuring Charges
Restructuring Charges

Plant shutdowns, sales of business units or other corporate restructurings may trigger restructuring charges. Incremental costs for employee termination, contract termination and other exit costs are recognized as a liability and an expense when:

  a detailed formal plan for restructuring has been demonstrably committed to;
  withdrawal is without realistic possibility; and

a reliable estimate can be made.

Restructuring activities are complex, can take several months to complete and usually involve reassessing estimates throughout the process.

Foreign Currency Transactions
Foreign Currency Transactions

Items included in our consolidated financial statements and those of our subsidiaries are measured using the currency of the primary economic environment in which the individual entity operates (the “functional currency”).

Foreign exchange gains and losses resulting from the settlement of foreign currency transactions, and from the translation at period-end of monetary assets and liabilities denominated in foreign currencies, are recognized and presented in the consolidated statements of earnings within other expenses, as applicable, in the period in which they arise.

Translation differences from non-monetary assets and liabilities carried at fair value are recognized changes in fair value. Translation differences on non-monetary financial assets such as investments in equity securities classified as FVTOCI are included in OCI. Non-monetary assets measured at historical cost are translated at the average monthly exchange rate prevailing at the time of the transaction, unless the exchange rate in effect on the date of the transaction is available and it is apparent that such rate is a more suitable measurement.

The consolidated financial statements are presented in US dollars, which was determined to be the functional currency of the Company and the majority of our subsidiaries. In determining the functional currency of our operations, we primarily considered the currency that determines the pricing of transactions rather than focusing on the currency in which transactions are denominated.